COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
NOTE 23 - COMMITMENTS AND CONTINGENCIES
Capital commitments
As of June 30, 2023, the Company had $20,692 in capital obligations for the coming fiscal year
s
, mainly for the construction of facilities.
Purchase obligations
As of June 30, 2023, the Company had $347,966 purchase obligations for the coming fiscal years, for purchases of inventories and subcontracts, mainly for fulfillment of in-process
or newly entered contracts resulting from the expansion of the Company’s operations as follows:

Years ending June 30,	Minimum payments
2024	$196,154
2025	43,924
2026	45,050
2027	17,909
2028 and onwards	44,929
Performance guarantee and standby letters of credit
The Company had
stand-by
letters of credit of $4,878 and outstanding performance guarantees of $76,897 as of June 30, 202
3
, with restricted cash of $3,671 pledged to banks. The purpose of the stand-by
letter of credit and performance guarantees is to guarantee that the performance of the Company’s deliveries reach the pre-agreed
requirements specified in the integrated solutions contracts. The guarantee is to ensure the functionality of the Company’s own work. The disclosed amount of stand-by
letters of credit and outstanding performance guarantees represents the maximum potential amount of future payments the Company could be required to make under such guarantees.
The Company accounts for performance guarantees and
stand-by
letters of credit in accordance with ASC topic 460 (“ASC 460”),
Guarantees.
Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirement only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.
Both the performance guarantees and the
stand-by
letters of credit are for the Company’s commitment of its own future performance, and the outcome of which is within its own control. As a result, performance guarantees and stand-by
letters of credit are subject to ASC 460 disclosure requirements only.